RISK MANAGEMENT (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Var Internal Model Trading Portfolio Fixed Rates [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 8,265	R$ 1,395
Var Internal Model Trading Portfolio I G P M General Index Of Market Pricing I P C A Consumer Price Index [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	6,902	5,403
Var Internal Model Trading Portfolio Exchange Coupon [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	67	181
Var Internal Model Trading Portfolio Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	4,031	4,580
Var Internal Model Trading Portfolio Sovereigneurobonds And Treasuries [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	7,055	4,112
Var Internal Model Trading Portfolio Equities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	1,940	2,829
Var Internal Model Trading Portfolio Others [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	1,378	7,155
Var Internal Model Trading Portfolio Correlation Diversification Effect [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	(14,825)	(9,480)
Var Internal Model Trading Portfolio Var At The End Of The Year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	14,813	16,175
Var Internal Model Trading Portfolio Average Var In The Year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	26,386	14,916
Var Internal Model Trading Portfolio Minimum Var In The Year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	9,836	4,982
Var Internal Model Trading Portfolio Maximum Var In The Year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 61,733	R$ 45,150